DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Deferred Revenue (Details) $ in Millions	12 Months Ended
Feb. 02, 2018 USD ($)
Deferred revenue:
Deferred revenue at beginning of period	$ 17,815
Revenue deferrals for new contracts and changes in estimates for pre-existing contracts	21,116
Revenue recognized	(18,115)
Deferred revenue at end of period	20,816
Short-term deferred revenue	11,606
Long-term deferred revenue	$ 9,210